Defined benefit plans - Summary of Defined Benefit Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income statement charge for:
Defined benefit pension plan expense	$ 3,555	$ 3,451
Actuarial losses recognised in the statement of other comprehensive income in the period (before tax)	(1,197)	(3,121)
Cumulative actuarial losses recognised in the statement of other comprehensive income (before tax)	(19,838)	(18,641)
Defined Benefit Pension Plans [member]
Income statement charge for:
Defined benefit pension plan expense	3,463	2,841
Supplemental pension plan [member]
Income statement charge for:
Defined benefit pension plan expense	$ 92	$ 610